Annual Operating Expenses {- Fidelity® Environment and Alternative Energy Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund-Default
Apr. 29, 2021
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%
Total annual operating expenses	0.85%